the timothy plan

Timothy Plan GROWTH & iNCOME fund

TIMOTHY PLAN FIXED INCOME FUND

TIMOTHY PLAN defensive strategies fund

(the “Funds”)

Supplement Dated AUGUST 24, 2026, to The funds’

currently effective Statutory ProspectusES

and statements of additional information (“SAIs”), as supplemented

This supplement provides new and additional information beyond that contained in the

Statutory Prospectuses and SAIs and should be read in conjunction with the

Statutory Prospectuses and SAIs.

Effective July 31, 2026, all references to J. Scott McDonald of Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”), in the Funds’ Statutory Prospectuses and SAIs, are hereby deleted in their entirety.

Effective June 1, 2026, Shannon Hogan is added as a portfolio manager to the Timothy Plan Growth & Income Fund and Timothy Plan Fixed Income Fund. Accordingly, the following changes are made to the Statutory Prospectuses and SAIs:

1.	Class A & C Shares Statutory Prospectus – Under the “Sub-Adviser - Portfolio Managers” section on pages 28 and 34: The following reference to Shannon Hogan is added:

Ms. Shannon Hogan, CFA, has served the Fund since June 2026.

2.	Class I Shares Statutory Prospectus – Under the “Sub-Adviser - Portfolio Managers” section on pages 24 and 28: The following reference to Shannon Hogan is added:

Ms. Shannon Hogan, CFA, has served the Fund since June 2026.

3.	Statutory Prospectuses – Following the second paragraph under “BARROW, HANLEY, MEWHINNEY & STRAUSS, LLC” in “The Investment Managers” section: The following reference to Shannon Hogan is added:

•	Shannon Hogan, CFA, joined Barrow Hanley in 2014. She serves as a portfolio manager/analyst on our investment grade fixed income strategies.

4.	SAIs – Under “BARROW, HANLEY, MEWHINNEY & STRAUSS, LLC” and further under “Fixed Income Fund and Growth & Income Fund | Fixed Income Allocation” in “The Investment Managers” section: The following reference to Shannon Hogan is added:

Ms. Shannon Hogan, CFA, joined Barrow Hanley in 2014. She serves as a portfolio manager/analyst on our investment grade fixed income strategies.

5.	SAIs – Under “BARROW, HANLEY, MEWHINNEY & STRAUSS, LLC” and further under “Other Information Relating to Barrow Hanley” in “The Investment Managers” section: The following is appended to each applicable table:

	NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE			NUMBER OF ACCOUNTS AND ASSETS FOR WHICH ADVISORY FEE IS PERFORMANCE-BASED
Name of Sub-Adviser and Portfolio Manager	Registered Investment Companies ($ Mil)	Other Pooled Investment Vehicles ($ Mil)	Other Accounts ($ Mil)	Registered Investment Companies ($ Mil)	Other Pooled Investment Vehicles ($ Mil)	Other Accounts ($ Mil)
Barrow, Hanley, Mewhinney & Strauss, LLC
Shannon Hogan, CFA(1)	1 ($74.7)	1 ($22.0)	10 ($699.2)	N/A	N/A	N/A

(1)	The information for Shannon Hogan is as of June 30, 2026.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NAME OF PERSON	DOLLAR RANGE OF EQUITY SECURITIES IN EACH FUND	AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL FUNDS HELD BY PORTFOLIO MANAGER
Shannon Hogan, CFA(1)	None	None

(1)	The information for Shannon Hogan is as of June 30, 2026.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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